Operating Leases - Maturities (Details) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Maturities of lease liabilities
2020	¥ 285,743
2021	196,902
2022	105,055
2023	82,610
2024	50,415
2025 and after	184,470
Total lease commitment	¥ 905,195